GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 JKSY [Member] CNY	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2010 Acquired Finite Lived Intangible Assets [Member] CNY	Dec. 31, 2012 Customer Relationships Intangibles [Member] CNY	Dec. 31, 2011 Customer Relationships Intangibles [Member] CNY	Dec. 31, 2012 Customer Relationships Intangibles [Member] USD ($)	Dec. 31, 2012 Customer Relationships Intangibles [Member] JKSY [Member] CNY	Dec. 31, 2012 Operating Lease Intangibles [Member] CNY	Dec. 31, 2011 Operating Lease Intangibles [Member] CNY	Dec. 31, 2012 Operating Lease Intangibles [Member] USD ($)	Dec. 31, 2012 Operating Lease Intangibles [Member] JKSY [Member] CNY	Dec. 31, 2012 Healthcare Qualification [Member] CNY	Dec. 31, 2011 Healthcare Qualification [Member] CNY	Dec. 31, 2012 Healthcare Qualification [Member] USD ($)	Dec. 31, 2012 Healthcare Qualification [Member] JKSY [Member] CNY	Dec. 31, 2012 Healthcare Qualification [Member] CAH [Member] CNY	Dec. 31, 2012 Radiotherapy Permits [Member] CNY	Dec. 31, 2011 Radiotherapy Permits [Member] CNY	Dec. 31, 2012 Radiotherapy Permits [Member] USD ($)	Dec. 31, 2012 Radiotherapy Permits [Member] JKSY [Member] CNY	Dec. 31, 2012 Radiotherapy Permits [Member] CAH [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] JKSY [Member] CNY	Dec. 31, 2012 Others [Member] CAH [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance		129,018	146,113				136,990	121,645	9,123	$ 15,855		7,374		$ 889				$ 4,575					$ 9,286					$ 707
Acquisition					2,456	40,000			7,963		2,456									30,000					10,000
Disposal		1,204						1,204
Amortization expenses	(4,600)	(28,658)	(25,058)	(26,488)				(24,117)	(23,309)			(1,837)	(1,749)			(1,500)					(714)					(490)
Intangible assets, net, ending balance	146,512	23,517	129,018	146,113			136,990	98,779	121,645	15,855		5,537	7,374	889		28,500		4,575			1,491		9,286			4,410		707
Contributions by noncontrolling interests																										4,900
Intangible assets, net:
Intangible assets, cost		275,708						215,730				15,078				30,000					10,000					4,900
Less: accumulated amortization		(129,196)						(116,951)				(9,541)				(1,500)					(714)					(490)